Short-Term Borrowings - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jul. 01, 2021 CNY (¥)	Jul. 01, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)
Short-term Debt [Line Items]
Available Short term borrowings		¥ 3,121,000,000.0		¥ 1,234,522,000		$ 489,800
Short term debt, Description		secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year.	secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year.
Short term debt, Weighted average interest rate		3.67%		3.39%		3.67%
Repayment of short term borrowings		¥ 7,672,124,000	$ 1,203,924	¥ 210,117,000	¥ 906,582,000
Proceeds from short-term borrowings		9,558,649,000	1,499,962	1,444,638,000	¥ 845,583,000
Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Available Short term borrowings		4,448,400,000		15,100,000		$ 698,000
Collateral from bank		2,769,700,000				434,600
Proceeds from short-term borrowings		8,220,600,000	$ 1,290,000	945,000,000.0
Two Thousand And Twenty Reversed Factoring Arrangement [Member]
Short-term Debt [Line Items]
Available Short term borrowings				15,100,000
Two Thousand And Twenty One Reversed Factoring Arrangement One [Member]
Short-term Debt [Line Items]
Available Short term borrowings		39,800,000				6,200
Restricted cash				66,000.0
Two Thousand And Twenty One Reversed Factoring Arrangement Two [Member]
Short-term Debt [Line Items]
Available Short term borrowings				1,550,500,000		243,300
Line of Credit [Member]
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity		135,000,000.0		20,400,000		21,200
Bank Loans and Notes Payable [Member]
Short-term Debt [Line Items]
Available Short term borrowings		¥ 2,858,100,000				$ 448,500
Short term debt, Percentage bearing fixed interest rate	3.60%	3.60%				3.60%	3.60%
Bank Loans and Notes Payable [Member] | Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Available Short term borrowings		¥ 2,491,000,000.0		¥ 784,900,000		$ 390,900
Short term debt, Percentage bearing fixed interest rate	3.60%			3.60%			3.60%
Short term debt, Terms	six	within six months	within six months
Repayment of short term borrowings		¥ 6,514,500,000	$ 1,022,300	¥ 160,100,000
Short term debt, Maximum borrowing capacity	¥ 5,000,000,000	¥ 1,800,000,000.0		¥ 800,000,000.0		$ 282,500	$ 784,600	¥ 300,000,000.0	$ 47,100	¥ 2,000,000,000	$ 313,800
Bank Loans and Notes Payable [Member] | Two Thousand And Twenty One Reversed Factoring Arrangement One [Member]
Short-term Debt [Line Items]
Short term debt, Percentage bearing fixed interest rate		3.60%				3.60%
Short term debt, Maximum borrowing capacity		¥ 40,000,000.0				$ 6,300
Bank Loans and Notes Payable [Member] | Two Thousand And Twenty One Reversed Factoring Arrangement Two [Member]
Short-term Debt [Line Items]
Short term debt, Maximum borrowing capacity		¥ 99,400,000				$ 15,600